Portfolio of Investments
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 7.7%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,118,870
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,188,850
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	357,732
Trinity College
Series 2020R
06/01/2032	5.000%	265,000	347,267
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	552,020
07/01/2034	5.000%	500,000	550,695
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	95,000	99,459
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,410,883
Total			7,625,776
Hospital 11.9%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019A
07/01/2033	5.000%	400,000	492,948
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,083,560
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,658,068
Middlesex Hospital
Series 2011N
07/01/2021	5.000%	1,000,000	1,036,810
Series 2020A
07/01/2036	4.000%	1,045,000	1,205,334
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,410,320
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,851,075
Total			11,738,115
Investor Owned 5.3%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,178,050
Joint Power Authority 1.1%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,065,770
Local General Obligation 22.2%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,532,952
Series 2019-A (BAM)
02/01/2036	5.000%	1,000,000	1,231,970
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/2022	5.250%	1,325,000	1,364,246
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,256,510
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	529,632
City of New Britain
Unlimited General Obligation Bonds
Series 2018B (AGM)
09/01/2036	5.250%	720,000	919,922
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,403,004
Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	875,610
Series 2019B AGM
02/01/2030	5.000%	450,000	574,412
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	878,010
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	601,100
08/01/2032	5.000%	500,000	600,285
Series 2020A
02/01/2030	5.000%	500,000	679,280
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	626,350
Series 2019A
07/15/2033	5.000%	2,500,000	3,216,500
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	537,201
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,225,180
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,348,306
07/15/2025	4.750%	1,150,000	1,389,786
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/2032	5.000%	600,000	661,620
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	413,788
Total			21,865,664
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 2.1%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2022	5.000%	1,035,000	1,035,011
06/01/2023	5.000%	1,085,000	1,084,989
Total			2,120,000
Pool / Bond Bank 2.6%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bond
Series 2017A
05/01/2034	5.000%	1,500,000	1,894,215
Green Bonds
Series 2019A
02/01/2035	4.000%	565,000	699,555
Total			2,593,770
Prep School 7.5%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Choate Rosemary Hall Issue
Series 2020
07/01/2037	4.000%	300,000	372,282
07/01/2038	4.000%	310,000	384,102
Taft School Issue
Series 2018-K
07/01/2035	4.000%	1,115,000	1,320,952
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,191,372
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,121,802
Total			7,390,510
Refunded / Escrowed 8.3%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2023	5.250%	1,325,000	1,368,818
04/01/2024	5.250%	1,325,000	1,368,818
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	12,124

2	Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Greater New Haven Water Pollution Control Authority
Prerefunded 08/15/24 Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,189,930
Puerto Rico Highway & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	979,058
South Central Connecticut Regional Water Authority
Prerefunded 08/01/22 Revenue Bonds
27th Series 2012
08/01/2029	5.000%	2,945,000	3,224,598
Total			8,143,346
Retirement Communities 2.9%
Connecticut State Health & Educational Facilities Authority(b)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,022,020
McLean Issue
Series 2020A
01/01/2030	5.000%	425,000	464,521
McLean Issue - TEMPS-50
Series 2020B-2
01/01/2026	2.750%	500,000	501,195
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
Series 2018
12/01/2031	5.000%	750,000	851,025
Total			2,838,761
Single Family 8.6%
Connecticut Housing Finance Authority(c)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	1,000,000	1,086,030
Series 2020A-2
11/15/2030	2.150%	1,000,000	1,039,430
05/15/2031	2.200%	1,000,000	1,040,360
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	1,103,340
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	1,098,700
Subordinated Series 2018C-1
11/15/2038	3.625%	1,250,000	1,384,262
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Housing Finance Authority(c),(d)
Refunding Revenue Bonds
Series 2020C
05/15/2027	5.000%	790,000	977,728
11/15/2028	5.000%	575,000	724,759
Total			8,454,609
Special Non Property Tax 5.6%
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2037	5.000%	1,000,000	1,291,790
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,264,600
Transportation Infrastructure
Series 2014A
09/01/2025	5.000%	2,500,000	2,934,800
Total			5,491,190
State Appropriated 1.8%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,758,450
State General Obligation 5.2%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,277,150
Series 2018-E
09/15/2033	5.000%	1,000,000	1,274,010
Series 2019A
04/15/2036	5.000%	1,000,000	1,275,430
Series 2020A
01/15/2030	5.000%	1,000,000	1,337,100
Total			5,163,690
Water & Sewer 5.5%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2016A
11/15/2029	4.000%	500,000	586,085
11/15/2030	4.000%	400,000	466,364
11/15/2031	4.000%	100,000	115,733
11/15/2032	4.000%	440,000	505,556

Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Connecticut Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,508,603
08/01/2023	5.250%	500,000	575,710
29th Series 2014
08/01/2025	5.000%	500,000	568,435
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,134,310
Total			5,460,796
Total Municipal Bonds (Cost $90,149,969)			96,888,497
Money Market Funds 2.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(e)	229,699	229,676
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(e)	2,370,936	2,370,936
Total Money Market Funds (Cost $2,600,635)		2,600,612
Total Investments in Securities (Cost: $92,750,604)		99,489,109
Other Assets & Liabilities, Net		(874,813)
Net Assets		98,614,296

Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2020, the total value of these securities amounted to $979,058, which represents 0.99% of total net assets.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $1,987,736, which represents 2.02% of total net assets.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Connecticut Intermediate Municipal Bond Fund | Quarterly Report 2020